Note 3 - Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2017	Dec. 31, 2016
Components, spare parts	€ 4,415	€ 4,683
Work-in-progress	883	809
Finished goods	3,660	3,342
Total gross inventories	8,958	8,834
Less: provision for slow-moving inventory	(824)	(804)
Total	€ 8,135	€ 8,030